Income Taxes (Earliest Tax Year) (Detail)	12 Months Ended
Dec. 31, 2022
Pennsylvania
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2012
Connecticut
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2019
Virginia
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2019
Utah
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2019
South Carolina
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2019